Acquisitions of Assets (Tables)	12 Months Ended
Dec. 31, 2024
Acquisitions of Assets [Abstract]
Schedule of Purchase Price and the Net Assets Acquired

The purchase price and the net assets acquired are as follows:

		As of July 5,
	Note	2023

Purchase price
Cash consideration		610
Value of 820,837 common shares transferred at closing		1,354
Transaction costs		218
		2,182

Net assets acquired
Security deposits		241
Leasehold improvements		7
Trade payables and accrued liabilities		(174)
Customer deposit		(207)
Intangible - access rights to electricity	13	2,315
		2,182
	Notes	Villarrica (Paso Pe)	Yguazu

Purchase price
Cash consideration paid at closing		95	250
Cash consideration payable		1,000	200
Transaction costs		17	4
		1,112	454

Net assets acquired
Cash, cash equivalent and other current assets		17	27
Property, plant and equipment		30	6
Intangible - access rights to electricity	13	1,065	421
		1,112	454